INVENTORIES	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021
Inventory Disclosure [Abstract]
INVENTORIES

5.	INVENTORIES

Inventories consist of the following as of June 30, 2021 and March 31, 2021:

	June 30, 2021	March 31, 2021
Raw materials	$365,679	$234,871
Work in progress	13,199	-
Finished goods	29,450	35,564
Total inventories	$408,328	$270,434

There is no inventory write-off for the three months ended June 30, 2021 and 2020.

6.	INVENTORIES

Inventories consist of the following as of March 31, 2021 and 2020:

	2021	2020
Raw materials	$234,871	$230,742
Work in progress	-	62,150
Finished goods	35,564	54,639
Total inventories	$270,434	$347,531

There is no inventory write-downs for the years ended March 31, 2021 and 2020.